NONCONTROLLING INTEREST (Details Narrative) - Avino Mexico [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Ownership interest, percentage	99.67%	99.67%
Non-controlling interest	0.33%	0.33%